Income tax (Schedule of Current and Deferred Portions of Income Tax Expense Included in Consolidated Statements of Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current and deferred portions of income tax expense
Current income tax expenses		¥ (203,366)	¥ (200,034)	¥ (125,365)
Deferred income tax benefits	$ 3,865	25,039	45,751	35,414
Income tax expense for the year	$ (27,529)	¥ (178,327)	¥ (154,283)	¥ (89,951)